Initial Public Offering	12 Months Ended
Dec. 31, 2022
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the IPO on July 22, 2021, the Company sold 8,000,000 Units at a price of $10.00 per Unit, generating gross proceeds of $80,000,000. Each Unit consists of one ordinary share and three-quarters of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

The Company incurred offering costs of $2,058,249, consisting of $1,600,000 of underwriting discounts and commissions and $458,249 of costs related to the IPO.